Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (1,826,654)	$ (261,208)	¥ (5,180,460)	¥ (8,682,450)
Net cash (used in) provided by investing activities	(31,629,799)	(4,523,001)	4,772,029	(21,898,394)
Net cash provided by (used in) financing activities	35,434,375	4,930,000		(7,797,900)
Effect of exchange rate changes on cash		137,048	84,128	4,388,627
Net increase (decrease) in cash	1,977,922	282,839	(324,303)	(33,990,117)
Cash at beginning of the year			324,303	34,314,420
Cash at end of the year	¥ 1,977,922	$ 282,839		¥ 324,303